INVESTMENTS	9 Months Ended
Sep. 30, 2020
INVESTMENTS [Abstract]
INVESTMENTS
5.	INVESTMENTS

(a)	Short-term investments

Held to maturity investments

The Company’s short-term held to maturity investments comprise time deposits placed with financial institutions and medium term notes with maturity of more than three months. The carrying amount of the Company’s short-term deposits was $30,324 and $7,374 as of December 31, 2019 and September 30, 2020, respectively.

The carrying amount of the Company’s medium term notes was nil and $6,712 and the fair value (Level 1) was nil and $6,712 as of December 31, 2019 and September 30, 2020, respectively. No allowance for credit loss had been recognized during the nine months ended September 30, 2019 and 2020, respectively.

Available-for-sale investments

The Company’s short-term available-for-sale investments comprise convertible loan, exchangeable loan and corporate bonds. The carrying amount of the Company’s available-for-sale investments was $72,000 and $28,234 as of December 31, 2019 and September 30, 2020, respectively.

No allowance for credit loss had been recognized during the nine months ended September 30, 2019 and 2020, respectively. The net unrealized fair value loss of nil and $4 related to the short-term available-for-sale investments had been recognized in the consolidated statements of comprehensive loss as “Other comprehensive loss” during the nine months ended September 30, 2019 and 2020, respectively.

(b)	Long-term investments

Held to maturity investments

The Company’s long-term held to maturity investments comprise time deposits and sovereign bonds placed with financial institutions with maturity of more than twelve months. The carrying amount of the Company’s long-term time deposits was $216 and nil as of December 31, 2019 and September 30, 2020, respectively.

The carrying amount of the Company’s sovereign bonds was nil and $64,455 and the fair value (Level 1) was nil and $64,313 as of December 31, 2019 and September 30, 2020, respectively. No allowance for credit loss had been recognized during the nine months ended September 30, 2019 and 2020, respectively.

Available-for-sale investments

The carrying amount of the Company’s long-term available-for-sale investments was $56,418 and $42,582 as of December 31, 2019 and September 30, 2020, respectively. An allowance for credit loss of nil and $13,429 had been recognized in the consolidated statements of operations as “Investment gain, net” during the nine months ended September 30, 2019 and 2020, respectively. The net unrealized fair value loss of $16,580 and $5,282 related to the long-term available-for-sale investments had been recognized in the consolidated statements of comprehensive loss as “Other comprehensive loss” during the nine months ended September 30, 2019 and 2020, respectively.

The Company does not intend to sell these investments and it is not more likely than not that the Company will be required to sell these investments before recovery of their amortized cost bases.

Subsequent to September 30, 2020, the Company has written off its long term available-for-sale investments amounting to $37,571 as the amount is no longer expected to be recoverable.

Equity securities

The carrying amount of the Company’s equity security investments was $21,665 and $19,038 as of December 31, 2019 and September 30, 2020, respectively. An impairment loss of nil and $6,845 had been recognized during the nine months ended September 30, 2019 and 2020, respectively.

Investment in equity investees

Set out below are movement of the investment in equity investees during the nine months ended September 30, 2019 and 2020 and full year ended December 31, 2019.

$_

Balance at January 1, 2019	26,309
Additions	8,422
Share of results	(2,558)
Share of other comprehensive loss	(490)
Distribution from investment	(281)
Disposal	(523)

Balance at September 30, 2019	30,879

Additions	5,365
Share of results	(681)
Share of other comprehensive income	175
Distribution from investment	(172)
Impairment	(68)

Balance at December 31, 2019	35,498

Additions	10,932
Retained interest in a former subsidiary	49,782
Share of results	(660)
Share of other comprehensive income	313
Distribution from investment	(791)
Impairment	(2,011)

Balance at September 30, 2020	93,063